EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EMPLOYEE DEFINED CONTRIBUTION PLAN [Abstract]
Employee Benefit Expenses	$ 19,632	$ 14,795	$ 12,040